Commitments and Contingencies, purchase commitments (Details) (BOSS Installation, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
BOSS Installation
Long Term Purchase Commitment [Line Items]
Purchase commitment required payments	$ 162.2
Purchase commitment required payments made	$ 83.9